RELATED PARTY TRANSACTIONS AND BALANCES - Balances (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Outstanding amounts due from related parties:
Other Receivables, Related Parties	¥ 23,756,223		¥ 54,318,280
Accounts receivables from related party	410,358,136		520,503,579
Other payables due to a related party:
Accounts payable - related parties	14,113,577	$ 2,163,000	36,309,710
Other payables to Desun for leasing of land and buildings	275,075		10,784,038
Other Payables, Related Parties	71,515,404		13,127,352
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Other payables due to a related party:
Accounts payable - related parties			748,615
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties			75,234
Prepayments to JinkoPower for outsourcing services
Outstanding amounts due from related parties:
Other Receivables, Related Parties	20,609,442		32,247,424
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties	3,146,781		21,995,622
Sweihan Solar Holding Company [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	33,638,826		36,185,644
Jiangxi Jinko Engineering for sales of solar modules and others [Member]
Outstanding amounts due from related parties:
Accounts receivables from related party	376,719,310		484,317,935
JinkoTiansheng Member [Member]
Other payables due to a related party:
Accounts payable - related parties	14,113,577		36,309,710
Jinko Power
Outstanding amounts due from related parties:
Other Assets, Related Parties	107,318,909		96,753,306
Notes receivables from JinkoPower for provision of guarantee	33,001,402		18,628,574
Other payables due to a related party:
Other Payables, Related Parties	¥ 71,240,329		¥ 2,343,314